Supplementary Financial Information (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Aug. 31, 2010	May 31, 2010	Feb. 28, 2010	Nov. 30, 2009	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008	Aug. 31, 2007	Aug. 31, 2006
Non-cash transactions [Abstract]
Increase in retiree medical benefit liability									$ 62	$ 95
Dividends declared	36				29				36	29
Accrued liabilities related to purchase of property and equipment									116	44
Accounts receivable [Abstract]
Accounts receivable	2,598				2,554				2,598	2,554
Allowance for doubtful accounts	101				104				101	104
Net, Total	2,497				2,450				2,497	2,450
Other non-current assets [Abstract]
Intangible assets, net (see Note 5)	1,212				1,114				1,212	1,114
Other	377				168				377	168
Other non-current assets, Total	1,589				1,282				1,589	1,282
Accrued expenses and other liabilities [Abstract]
Accrued salaries	856				781				856	781
Taxes other than income taxes	489				419				489	419
Insurance	230				233				230	233
Profit Sharing	253				197				253	197
Other	1,247				1,133				1,247	1,133
Accrued expenses and other liabilities, Total	3,075				2,763				3,075	2,763
Other non-current liabilities [Abstract]
Postretirement health care benefits	396				430				396	430
Accrued rent	418				384				418	384
Insurance	346				330				346	330
Other	625				591				625	591
Other non-current liabilities, Total	1,785				1,735				1,785	1,735
Net Sales	17,967	18,371	18,502	17,344	16,870	17,199	16,987	16,364	72,184	67,420	63,335
Gross Profit	5,069	5,154	5,324	4,945	4,792	4,749	4,897	4,538	20,492	18,976	17,613
Net Earnings	$ 792	$ 603	$ 739	$ 580	$ 470	$ 463	$ 669	$ 489	$ 2,714	$ 2,091	$ 2,006
Per Common Share [Abstract]
Basic (in dollars per share)	$ 0.88	$ 0.66	$ 0.80	$ 0.62	$ 0.49	$ 0.47	$ 0.68	$ 0.49	$ 2.97	$ 2.13	$ 2.03
Diluted (in dollars per share)	$ 0.87	$ 0.65	$ 0.80	$ 0.62	$ 0.49	$ 0.47	$ 0.68	$ 0.49	$ 2.94	$ 2.12	$ 2.02
Cash Dividends Declared Per Common Share (in dollars per share)	$ 0.2250	$ 0.1750	$ 0.1750	$ 0.1750	$ 0.1750	$ 0.1375	$ 0.1375	$ 0.1375	$ 0.7500	$ 0.5875	$ 0.4750
Common stock price for quarter per Consolidated Transaction Reporting System, High	$ 44.91	$ 44.67	$ 42.91	$ 35.27	$ 32.82	$ 37.83	$ 39.37	$ 40.37	$ 44.91	$ 40.37
Common stock price for quarter per Consolidated Transaction Reporting System, Low	$ 34.11	$ 38.82	$ 35.17	$ 27.17	$ 26.36	$ 31.92	$ 33.29	$ 33.55	$ 27.17	$ 26.36
Cumulative return on Company's common stock	$ 76.50				$ 57.29				$ 76.50	$ 57.29	$ 70.95	$ 75.01	$ 91.80	$ 100.00
Cumulative return on Standard and Poor 500 Index	$ 103.97				$ 87.74				$ 103.97	$ 87.74	$ 83.63	$ 102.31	$ 115.13	$ 100.00
Cumulative return on Value Line Pharmacy Services Industry Index	$ 115.93				$ 89.34				$ 115.93	$ 89.34	$ 102.09	$ 104.80	$ 105.54	$ 100.00